PREPAID AND OTHER CURRENT ASSETS, NET	12 Months Ended
Dec. 31, 2018
Prepaid Expense and Other Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS, NET
7. PREPAID AND OTHER CURRENT ASSETS, NET

Prepaid and other current assets consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Amount due from Xihua Group (Note i)	49,800	49,800
Value added tax refundable	5,165	5,165
Due from former owners	5,743	5,743
Staff advances	5,857	7,885
Rental deposits	3,804	3,522
Prepaid professional services fees	6,513	5,053
Prepaid rental fees	5,520	7,794
Receivable from Zhenjiang operating rights (Note ii)	35,000	35,000
Others (Note iii)	23,327	24,462
Total before allowance for doubtful accounts	140,729	144,424
Less: allowance for doubtful accounts	(11,212)	(9,654)
Total	129,517	134,770

Allowance for doubtful accounts:

	As of December 31,
	2017	2018
	RMB	RMB

Balance at beginning of year	(179,055)	(11,212)
Addition (Note iv)	(2,690)	(1,029)
Written off	150,886	2,587
Decrease due to disposal of subsidiaries (Note v)	19,647	-
Balance at end of year	(11,212)	(9,654)

(Note i) A payable balance amounted to RMB 49,800 was recorded by a subsidiary prior to its acquisition by the Group, and such payable was indemnified by Xihua Investment Group (“Xihua Group). No provision was made for the indemnity. The indemnity balance was still outstanding as of the date of issuance of the financial statements.

 (Note ii) The balance represented the prepaid operating rights to the Zhenjiang Foreign Language School and Zhenjiang International School. The Group started a negotiation of returning the operating right back to the original owner Zhenjiang Education Investment Center in the third quarter of 2011. As a result, the prepaid operating rights have been reclassified as receivable since then. As of December 31, 2017 and 2018, the payable balance to Zhenjiang Foreign Language School amounted to RMB 36,770 and RMB 36,770, respectively (see Note 13); therefore, no provision was made. As of the date of issuance of the financial statements, the negotiation was still in progress.

(Note iii) Others mainly included inventory, prepaid education supplies, prepaid outsourcing service fee, and other miscellaneous items with trivial amounts.

(Note iv) Other addition of allowance during the years of 2017 and 2018 was mainly provided against third parties and former employees due to the remote recoverability.

(Note v) In the year ended December 31, 2018, the Group negotiated and recovered receivables due from Xihua Group in RMB 20,000. It was part of receivables from Xihua Group which had been provided with allowance and written off in the year of 2012 in RMB 46,829, because our management had to focus on JPL process in 2012 and following years till 2014, and did not have enough resources to put towards collection of such receivables back then. In 2018, Xihua Group was searching for a business cooperation agreement with the Group, which led to the collection of the receivable in RMB 20,000 as a final settlement of historical receivables as aforementioned. As of December 31, 2018, RMB 20,000 has been fully collected by the Group.